RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party [Abstract]
Schedule of transactions between related parties
The following tables summarizes revenues the partnership has earned from transactions with related parties for the three and six month periods ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2025	2024	2025	2024
Revenues (1)(2)	$237	$278	$476	$530
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(1)Includes revenues earned by the partnership's advanced energy storage operation from an associate and revenue generated from construction services earned by the partnership from affiliates of Brookfield.
(2)The partnership corrected its comparative period disclosure for three and six months ended June 30, 2024 to include revenues of $204 million and $420 million, respectively earned by the partnership’s advanced energy storage operation from an associate. See Note 2(a)(i) for further information.
The following table summarizes balances with related parties as at June 30, 2025 and December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Accounts and other receivable, net	$576	$521
Accounts payable and other (1)	213	429
Non-recourse borrowings in subsidiaries of the partnership	115	143
Interest of others in operating subsidiaries	4	4
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(1)Includes $186 million related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operation (December 31, 2024: $268 million).